UNAUDITED FAIR VALUE MEASUREMENTS - Fair Value Measurement Inputs Non-recurring (Details) - BANYAN ACQUISITION CORPORATION	Sep. 30, 2023 USD ($) $ / shares Y shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 12, 2023 Y $ / shares	Dec. 31, 2022 item Y $ / shares	Jan. 24, 2022 $ / shares	Jan. 24, 2022	Jan. 24, 2022 Y	Jan. 24, 2022 item
Class B common stock | Non-Redemption Agreements
Fair value, assets and liabilities measured on nonrecurring basis
Number of shares agreed to be transferred | shares	1,018,750
Aggregate fair value of stock transferrable to unaffiliated third parties | $	$ 893,000
Price per shares of common stock (in dollars per share)	$ 0.88
Common stock price | Class B common stock
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input	10.53
Common stock price | Private Placement Warrants
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input				10.21	9.69
Volatility | Class B common stock
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input	0.00001
Volatility | Private Placement Warrants
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input				0.0000		0.1086		0.1086
Risk-free rate of interest | Class B common stock
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input	0.0455
Risk-free rate of interest | Private Placement Warrants
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input				0.0395		0.0161		0.0161
Term | Class B common stock
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input | Y	5.17
Term | Private Placement Warrants
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input | Y				5.25			6.00
Nonrecurring | Class B common stock | Non-Redemption Agreements
Fair value, assets and liabilities measured on nonrecurring basis
Number of shares agreed to be transferred | shares		1,018,750
Aggregate fair value of stock transferrable to unaffiliated third parties | $		$ 893,000
Price per shares of common stock (in dollars per share)		$ 0.88
Nonrecurring | Common stock price
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input			10.41
Nonrecurring | Estimated probability of the Initial Business Combination
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input			0.1000
Nonrecurring | Volatility
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input			0.4000
Nonrecurring | Risk-free rate of interest
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input			0.0425
Nonrecurring | Term
Fair value, assets and liabilities measured on nonrecurring basis
Derivative liability measurement input | Y			1.50